UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number: 2
This amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gene Hunt
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    Gene Hunt  January 13, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    120801

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101       96    35740 SH       SOLE                  35740        0        0
D AMERICA MOVIL SR-L ADR         ADRS STOCKS      02364W105    34700   662839 SH       SOLE                 662839        0        0
D GOLDEN WEST FINL CORP DEL COM  COMMON STOCK     381317106    10576   172194 SH       SOLE                 172194        0        0
D KINDER MORGAN COM STK          COMMON STOCK     49455P101    20746   283680 SH       SOLE                 283680        0        0
D KINDER MORGAN MANAGE MENT LLC  COMMON STOCK     49455U100     2161    53088 SH       SOLE                  53088        0        0
D SK TELECOM CO LTD AD R (SPONSO ADRS STOCKS      78440P108     1232    55377 SH       SOLE                  55377        0        0
D STRAYER ED INC COM             COMMON STOCK     863236105    49716   452831 SH       SOLE                 452831        0        0
D UNITEDGLOBALCOM INC CL-A COM   COMMON STOCK     913247508     1574   162896 SH       SOLE                 162896        0        0
S REPORT SUMMARY                  8 DATA RECORDS              120801        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED